Note 11 - Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Short Term Debt and Maturities

The following is a summary of outstanding convertible promissory notes as of December 31, 2015:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding 12/31/2015

EMA Financial, LLC	10/14/2015	10/14/2016	10%	$ 30,800
Tangiers Investment Group, LLC	11/18/2015	11/19/2016	10%	60,000
Kodiak Capital Group, LLC	11/30/2015	12/01/2016	12%	50,000
Auctus Fund, LLC	12/03/2015	09/03/2016	10%	49,250
Adar Bays, LLC	12/10/2015	12/10/2016	8%	35,000
Kodiak Capital Group, LLC	12/15/2015	07/15/2016	0%	50,000
				275,050
Less debt discount				(122,084)
				$ 152,966

The following is a summary of outstanding convertible promissory notes as of September 30, 2016:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding 9/30/2016

EMA Financial, LLC	10/14/2015	10/14/2016	12%	$ 13,736(1)
Tangiers Investment Group, LLC	11/18/2015	11/19/2016	10%	35,941(2)
Kodiak Capital Group, LLC	11/30/2015	12/01/2016	12%	46,283(8)
Auctus Fund, LLC	12/03/2015	09/03/2016	10%	35,646(3)
Adar Bays, LLC	12/16/2015	12/16/2016	8%	27,510(4)
Kodiak Capital Group, LLC	12/15/2015	07/15/2016	0%	50,000
Colonial Stock Transfer	01/14/2016	01/14/2017	10%	6,605
Kodiak Capital Group, LLC	03/18/2016	03/18/2017	12%	25,000(7)
Blackbridge Capital, LLC	04/27/2016	10/27/2016	1%	4,500(5)
EMA Financial, LLC	05/05/2016	05/05/2017	12%	53,500
Kodiak Capital Group, LLC	05/23/2016	08/30/2016	1%	50,000
Black Forest Capital, LLC	05/31/2016	05/31/2017	8%	30,000
Black Forest Capital, LLC	05/31/2016	05/31/2017	2%	14,420(6)
Adar Bays, LLC	07/12/2016	04/12/2017	8%	35,000
Auctus Fund, LLC	07/20/2016	04/20/2017	10%	45,750
Kodiak Capital Group, LLC	08/18/2016	08/18/2017	12%	25,000
				498,891
Less debt discount				(42,797)
				$456,094

_______________

(1)     Converted $19,564 of principal to common stock.

(2)     Converted $24,059 of principal to common stock.

(3)     Converted $13,604 of principal to common stock.

(4)     Converted $7,790 of principal to common stock.

(5)     Converted $45,500 of principal to common stock.

(6)     Converted $35,580 of principal to common stock.

(7)     Principal reduced to $25,000 per agreement dated August 18, 2016.

(8)     Converted $3,717 of principal to common stock.

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding 12/31/2015
EMA Financial, LLC	10/14/2015	10/14/2016	10%	$30,800
Tangiers Investment Group, LLC	11/18/2015	11/19/2016	10	60,000
Kodiak Capital	11/30/2015	12/01/2016	12	50,000
Auctus Fund, LLC	12/03/2015	09/03/2016	10	49,250
Adar Bays, LLC	12/10/2015	12/10/2016	8	35,000
Kodiak Capital	12/15/2015	07/15/2016	8	50,000
				$275,050

Schedule of Short-Term Debt and Amortization

Note Holder	Initial Valuation	Current Remaining Debt Discount to Amortize over Five Remaining Months	Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	Balance 12/31/2015
EMA Financial, LLC	$30,800	$-	$30,800	$30,800
Tangiers Investment Group, LLC	60,000	(45,000)	15,000	15,000
Kodiak Capital	50,000	-	50,000	50,000
Auctus Fund, LLC	49,250	-	49,250	49,250
Adar Bays, LLC	35,000	(32,084)	2,916	2,916
Kodiak Capital	50,000	(45,000)	5,000	5,000
	$275,050	$122,084	$152,966	$152,966